REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Disaggregated Revenue
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2020	2019	2018
Primary Geographical Regions:
United States	$4,535,262	$4,184,206	$3,981,056
Canada	301,727	294,040	291,685
Latin America and the Caribbean	217,939	292,116	273,912

	$5,054,928	$4,770,362	$4,546,653

Major Product Lines:
HVAC equipment	69%	68%	67%
Other HVAC products	28%	28%	29%
Commercial refrigeration products	3%	4%	4%

	100%	100%	100%